Goodwill - Additional Information (Details) $ in Millions	Oct. 01, 2020 CAD ($) Basis_Points	Oct. 01, 2019
Disclosure of information for cash-generating units [line items]
Amount of recoverable amount exceeds carrying amount | $	$ 62.8
Operating margins
Disclosure of information for cash-generating units [line items]
Increase (reduction) in values assigned to key assumptions	(0.0090)
Discount rate
Disclosure of information for cash-generating units [line items]
Increase (reduction) in values assigned to key assumptions	0.0090
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.30%	8.70%
Operating margin rates	8.10%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	25.90%	16.30%
Percentage of growth rate	3.00%	3.00%
Operating margin rates	8.80%
Weighted average
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.20%